Financial instruments and risk management - Exposure to credit risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 22,031,762	$ 21,295,207	$ 20,510,762
Cash and cash equivalent [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	17,286,374	18,662,765	17,901,845
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	1,018,322	186,284	550,068
Investment in Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	937,715	315,761	0
Investment in Life Insurance [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	71,431	65,545	66,177
Accounts receivable net of guarantees received [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	2,717,920	2,046,754	1,986,102
Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 0	$ 18,098	$ 6,570